Risk Management Activities - Impact of hedged items designated in hedging relationships on OCI and net earnings (Details) - CAD ($) $ in Millions	12 Months Ended
	Dec. 31, 2020	Dec. 31, 2019	Dec. 31, 2018
Disclosure of detailed information about hedging instruments [line items]
Gains (losses) on cash flow hedges, before tax	$ 28	$ 77	$ (9)
Gains (losses) recognized in other comprehensive income	(141)	(53)	(57)
Gain (loss) on hedge ineffectiveness recognised in profit or loss	0	0	0
Commodity contracts
Disclosure of detailed information about hedging instruments [line items]
Gains (losses) on cash flow hedges, before tax	41	77	(9)
Commodity contracts | Revenue
Disclosure of detailed information about hedging instruments [line items]
Gains (losses) recognized in other comprehensive income	(137)	(59)	(67)
Gain (loss) on hedge ineffectiveness recognised in profit or loss	0	0	0
Foreign exchange forwards on project hedges
Disclosure of detailed information about hedging instruments [line items]
Gains (losses) on cash flow hedges, before tax	(1)
Foreign exchange forwards on project hedges | Property, plant and equipment
Disclosure of detailed information about hedging instruments [line items]
Gains (losses) recognized in other comprehensive income	0
Gain (loss) on hedge ineffectiveness recognised in profit or loss	0
Foreign exchange forwards on US debt
Disclosure of detailed information about hedging instruments [line items]
Gains (losses) on cash flow hedges, before tax			0
Foreign exchange forwards on US debt | Foreign exchange (gain) loss
Disclosure of detailed information about hedging instruments [line items]
Gains (losses) recognized in other comprehensive income			3
Gain (loss) on hedge ineffectiveness recognised in profit or loss			0
Forward starting interest rate swaps
Disclosure of detailed information about hedging instruments [line items]
Gains (losses) on cash flow hedges, before tax	(12)	0	0
Forward starting interest rate swaps | Interest expense
Disclosure of detailed information about hedging instruments [line items]
Gains (losses) recognized in other comprehensive income	(4)	6	7
Gain (loss) on hedge ineffectiveness recognised in profit or loss	$ 0	$ 0	$ 0